SLM Private Credit Student Loan Trust 2006-A
Quarterly Servicing Report

Distribution Date Collection Period	06/15/2006 04/06/2006 — 05/31/2006

SLM Funding LLC	—	Depositor
Sallie Mae Inc.	—	Servicer and Administrator
J.P. Morgan Chase Bank	—	Indenture Trustee
Chase Bank USA, National Association	—	Trustee
SLM Investment Corp.	—	Excess Distribution Certificateholder

I.      2006-A Deal Parameters

A	Student Loan Portfolio Characteristics		04/06/2006	Activity	05/31/2006
	i	Portfolio Balance	1,915,769,160.37	($10,427,535.76)	$1,905,341,624.61
	ii	Interest to be Capitalized	90,772,285.70		111,734,205.45

	iii	Total Pool	$2,006,541,446.07		$2,017,075,830.06
	iv	Cash Capitalization Account (CI)	255,000,000.00		253,225,636.26

	v	Asset Balance	$2,261,541,446.07		$2,270,301,466.32

	i	Weighted Average Coupon (WAC)	9.666%		9.676%
	ii	Weighted Average Remaining Term	202.42		200.30
	iii	Number of Loans	199,615		198,657
	iv	Number of Borrowers	164,854		164,194
	v	Prime Loans Outstanding — Monthly Reset *	$1,811,996,089.00		$1,829,687,093.87
	vi	Prime Loans Outstanding — Quarterly/Annual Reset *	$161,834,212.00		$161,091,199.26
	vii	T-bill Loans Outstanding *	$26,427,203.19		$26,183,330.69
	viii	Fixed Loans Outstanding *	$14,095.37		$114,206.24
	vix	Pool Factor	1.000000000		1.005250021

						% of		% of
B	Notes		Cusips	Spread	Balance 4/06/06	O/S Securities **	Balance 6/15/06	O/S Securities **
	i	A-1 Notes	78443C CE 2	0.020%	$434,000,000.00	19.340%	$431,300,000.00	19.243%
	ii	A-2 Notes	78443C CF 9	0.080%	207,000,000.00	9.224%	207,000,000.00	9.235%
	iii	A-3 Notes	78443C CG 7	0.140%	355,000,000.00	15.820%	355,000,000.00	15.839%
	iv	A-4 Notes	78443C CJ 1	0.190%	373,267,000.00	16.634%	373,267,000.00	16.654%
	v	A-5 Notes	78443C CL 6	0.290%	700,000,000.00	31.194%	700,000,000.00	31.231%
	vi	B Notes	78443C CM 4	0.300%	73,297,000.00	3.266%	73,297,000.00	3.270%
	vii	C Notes	78443C CN 2	0.500%	101,488,000.00	4.523%	101,488,000.00	4.528%

	viii	Total Notes			$2,244,052,000.00	100.000%	$2,241,352,000.00	100.000%

C			04/06/2006	06/15/2006
	i	Specified Reserve Account Balance ($)	$5,000,679.00	$5,000,679.00
	ii	Reserve Account Balance ($)	$5,000,679.00	$5,000,679.00
	iii	Cash Capitalization Acct Balance ($)	$255,000,000.00	$253,225,636.26
	iv	Initial Asset Balance	$2,255,271,599.00	$2,255,271,599.00
	v	Specified Overcollateralization Amount	$45,105,431.98	$45,105,431.98
	vi	Actual Overcollateralization Amount	$17,489,446.07	$28,949,466.32
	vii	Has the Stepdown Date Occurred? ***	No	No

*	Loan index data in 04/06/2006 column is as of the Statistical Cutoff date, March 6, 2006

**	Percentages may not total 100% due to rounding

***	The Stepdown Date is the earlier of the distribution date following the reduction of the Class A Notes to zero and June 15, 2011. At the Stepdown Date, principal payments made on the Class B and Class C Notes may begin to be paid pro-rata with the Class A Notes. See the prospectus for complete information concerning the Stepdown Date

II.     2006-A Transactions from: 04/07/2006 through: 05/31/2006

A	Student Loan Principal Activity

	i	Principal Payments Received	$13,197,497.43
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	163.38
	iv	Other Principal Reimbursements	16,091.47

	v	Total Principal Collections	$13,213,752.28

B	Student Loan Non-Cash Principal Activity

	i	Realized Losses/Loans Charged Off	$75,138.34
	ii	Capitalized Interest	(2,645,361.09)
	iii	Capitalized Insurance Fee	(217,553.10)
	iv	Other Adjustments	1,559.33

	v	Total Non-Cash Principal Activity	$(2,786,216.52)

C	Total Student Loan Principal Activity		$10,427,535.76

D	Student Loan Interest Activity

	i	Interest Payments Received	$4,254,821.45
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	1.19
	iv	Other Interest Reimbursements	839.67
	v	Late Fees	31,849.87
	vi	Collection Fees/Return Items	0.00

	vii	Total Interest Collections	$4,287,512.18

E	Student Loan Non-Cash Interest Activity

	i	Realized Losses/Loans Charged Off	$4,389.26
	ii	Capitalized Interest	2,645,361.09
	iii	Other Interest Adjustments	372.16

	iv	Total Non-Cash Interest Adjustments	$2,650,122.51

F	Total Student Loan Interest Activity		$6,937,634.69

III. 2006-A Collection Account Activity 04/07/2006 through 05/31/2006

A	Principal Collections

	i	Principal Payments Received	$12,813,725.55
	ii	Consolidation Principal Payments	383,771.88
	iii	Purchases by Servicer (Delinquencies >180)	0.00
	iv	Reimbursements by Seller	3,509.05
	v	Reimbursements by Servicer	163.38
	vi	Other Re-purchased Principal	12,582.42

	vii	Total Principal Collections	$13,213,752.28

B	Interest Collections

	i	Interest Payments Received	$4,242,943.18
	ii	Consolidation Interest Payments	11,878.27
	iii	Purchases by Servicer (Delinquencies >180)	0.00
	iv	Reimbursements by Seller	0.00
	v	Reimbursements by Servicer	1.19
	vi	Other Re-purchased Interest	839.67
	vii	Collection Fees/Return Items	0.00
	viii	Late Fees	31,849.87

	ix	Total Interest Collections	$4,287,512.18

C	Recoveries on Realized Losses		$0.00

D	Funds Borrowed from Next Collection Period		$2,700,000.00

E	Funds Repaid from Prior Collection Periods		$0.00

F	Investment Income		$1,952,910.44

G	Borrower Incentive Reimbursements		$5,298.31

H	Gross Swap Receipt (Monthly Reset)		$17,479,218.94

I	Gross Swap Receipt (Quarterly Reset)		$1,561,115.74

J	Other Deposits		$59,244.70

K	Initial Deposits to the Collection Account		$2,300,000.00

	TOTAL FUNDS RECEIVED		$43,559,052.59

	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to the Servicer	$(931,276.68)

	AVAILABLE FUNDS PRIOR TO RELEASE FROM CASH CAPITALIZATION ACCOUNT		$42,627,775.91

L	Amount Released from Cash Capitalization Account		$1,774,363.74

M	AVAILABLE FUNDS		$44,402,139.65

N	Servicing Fees Due for Current Period		$1,114,822.55

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$1,134,822.55

IV. 2006-A Loss and Recovery Detail

A	i	Cumulative Realized Losses Test	% of Original Pool	05/31/2006

		April 6, 2006 to June 15, 2011	15%	$300,040,739.92
		September 15, 2011 to June 16, 2014	18%
		September 15, 2014 and thereafter	20%

	ii	Cumulative Realized Losses (Net of Recoveries)		$75,138.34

	iii	Is Test Satisfied (ii < i)?		Yes

B	i	Recoveries on Realized Losses This Collection Period

	ii	Principal Cash Recovered During Collection Period		$0.00
	iii	Interest Cash Recovered During Collection Period		$0.00
	iv	Late Fees and Collection Costs Recovered During Collection Period		$0.00

	v	Total Recoveries for Period		$0.00

C	i	Gross Defaults:
	ii	Cumulative Principal Charge Offs plus Principal Purchases by Servicer		$75,138.34
	iii	Cumulative Interest Charge Offs plus Interest Purchases by Servicer		4,389.26

	iv	Total Gross Defaults:		$79,527.60

V. 2006-A            Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		%*
STATUS	04/06/2006	05/31/2006	04/06/2006	05/31/2006	04/06/2006	05/31/2006	04/06/2006	05/31/2006	04/06/2006	05/31/2006

INTERIM:

In School	9.745%	9.798%	147,255	124,544	73.770%	62.693%	$1,469,172,649.85	$1,237,549,559.91	76.688%	64.952%

Grace	9.927%	9.667%	21,586	41,835	10.814%	21.059%	160,877,761.46	369,159,396.18	8.398%	19.375%

Deferment	9.192%	9.258%	2,490	2,455	1.247%	1.236%	20,823,033.49	20,757,631.41	1.087%	1.089%

TOTAL INTERIM	9.756%	9.761%	171,331	168,834	85.831%	84.988%	$1,650,873,444.80	$1,627,466,587.50	86.173%	85.416%

REPAYMENT
Active
Current	8.975%	9.039%	22,586	24,754	11.315%	12.461%	$206,372,577.65	$226,393,797.99	10.772%	11.882%
31-60 Days Delinquent	9.821%	9.801%	850	776	0.426%	0.391%	6,782,301.46	6,283,785.35	0.354%	0.330%
61-90 Days Delinquent	10.168%	10.300%	327	241	0.164%	0.121%	2,341,725.38	2,031,510.07	0.122%	0.107%
91-120 Days Delinquent	9.526%	10.314%	9	165	0.005%	0.083%	63,386.50	1,229,639.32	0.003%	0.065%
121-150 Days Delinquent	8.050%	10.381%	3	131	0.002%	0.066%	50,065.16	900,643.60	0.003%	0.047%
151-180 Days Delinquent	8.250%	0.000%	1	0	0.001%	0.000%	4,973.57	0.00	0.000%	0.000%
>180 Days Delinquent	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%

Forbearance	9.487%	9.698%	4,508	3,756	2.258%	1.891%	49,280,685.85	41,035,660.78	2.572%	2.154%

TOTAL REPAYMENT	9.102%	9.173%	28,284	29,823	14.169%	15.012%	$264,895,715.57	$277,875,037.11	13.827%	14.584%

GRAND TOTAL	9.666%	9.676%	199,615	198,657	100.000%	100.000%	$1,915,769,160.37	$1,905,341,624.61	100.000%	100.000%

*	Percentages may not total 100% due to rounding

VI. 2006-A            Portfolio Characteristics by Loan Program

LOAN PROGRAM	WAC	# Loans	$ Amount	%

-Signature Loans	9.851%	181,866	$1,656,540,089.62	86.942%
-Law Loans	9.186%	8,524	113,282,542.05	5.946%
-Med Loans	7.999%	3,952	40,216,151.00	2.111%
-MBA Loans	7.978%	4,315	95,302,841.94	5.002%

- Total	9.676%	198,657	$1,905,341,624.61	100.000%

*	Percentages may not total 100% due to rounding

VII. 2006-A Interest Rate Swap Calculations

Swap Payments			Deutsche Bank AG, NY				Deutsche Bank AG, NY
			Monthly Reset				Quarterly Reset
i	Notional Swap Amount		$1,811,996,089	i	Notional Swap Amount		$161,834,212
	- Aggregate Prime Loans Outstanding				- Aggregate Prime Loans Outstanding

Counterparty Pays:				Counterparty Pays:

ii	3 Month LIBOR		4.96100%	ii	3 Month LIBOR		4.96100%
iii	Days in Period	04/06/2006 - 06/15/2006	70	iii	Days in Period	04/06/2006 - 06/15/2006	70

iv	Gross Swap Receipt Due Trust		$17,479,218.94	iv	Gross Swap Receipt Due Trust		$1,561,115.74

SLM Private Credit Trust Pays:				SLM Private Credit Trust Pays:

v	Prime Rate (WSJ)		7.50000%	v	Prime Rate (WSJ)		7.50000%
vi	Less: Spread		2.72000%	vi	Less: Spread		2.70000%
vii	Net Payable Rate		4.78000%	vii	Net Payable Rate		4.80000%
viii	Days in Period	04/06/2006 - 06/15/2006	70	viii	Days in Period	04/06/2006 - 06/15/2006	70

ix	Gross Swap Payment Due Counterparty		$16,610,791.54	ix	Gross Swap Payment Due Counterparty		$1,489,761.51

VIII. 2006-A            Accrued Interest Factors

		Accrued		Record Date
		Interest Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.009685278	4/6/06-6/15/06	1 NY Business Day	4.98100%	LIBOR
B	Class A-2 Interest Rate	0.009801944	4/6/06-6/15/06	1 NY Business Day	5.04100%	LIBOR
C	Class A-3 Interest Rate	0.009918611	4/6/06-6/15/06	1 NY Business Day	5.10100%	LIBOR
D	Class A-4 Interest Rate	0.010015833	4/6/06-6/15/06	1 NY Business Day	5.15100%	LIBOR
E	Class A-5 Interest Rate	0.010210278	4/6/06-6/15/06	1 NY Business Day	5.25100%	LIBOR
F	Class B Interest Rate	0.010229722	4/6/06-6/15/06	1 NY Business Day	5.26100%	LIBOR
G	Class C Interest Rate	0.010618611	4/6/06-6/15/06	1 NY Business Day	5.46100%	LIBOR

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

IX. 2006-A            Inputs From Initial Period                   04/06/2006

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance		$1,915,769,160.37
	ii	Interest To Be Capitalized		90,772,285.70

	iii	Total Pool		$2,006,541,446.07
	iv	Cash Capitalization Account (CI)		255,000,000.00

	v	Asset Balance		$2,261,541,446.07

B	Total Note Factor			1.000000000
C	Total Note Balance			$2,244,052,000.00

D	Note Balance 04/06/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B	Class C

	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$434,000,000.00	$207,000,000.00	$355,000,000.00	$373,267,000.00	$700,000,000.00	$73,297,000.00	$101,488,000.00

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
F	Unpaid Administration fees from Prior Quarter(s)			$0.00
G	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00

X.     2006-A          Note Parity Triggers

		Class A	Class B	Class C

Notes Outstanding	4/6/06	$2,069,267,000	$2,142,564,000	$2,244,052,000
Asset Balance, prior *	4/6/06	$2,255,271,599	$2,255,271,599	$2,255,271,599

Pool Balance, current	5/31/06	$2,017,075,830	$2,017,075,830	$2,017,075,830
Amounts on Deposit **	6/15/06	257,753,106	257,003,298	255,925,636
Total		$2,274,828,936	$2,274,079,128	$2,273,001,466

Are the Notes in Excess of the Asset Balance?		No	No	No
Are the Notes in Excess of the Pool + Amounts on Deposit?		No	No	No

Are the Notes Parity Triggers in Effect?		No	No	No

Class A Enhancement		$192,274,446.07
Specified Class A Enhancement		$340,545,219.95	The greater of 15.0% of the Asset Balance or the Specified Overcollateralization Amount

Class B Enhancement		$118,977,446.07
Specified Class B Enhancement		$229,868,023.46	The greater of 10.125% of the Asset Balance or the Specified Overcollateralization Amount

Class C Enhancement		$17,489,446.07
Specified Class C Enhancement		$68,109,043.99	The greater of 3.0% of the Asset Balance or the Specified Overcollateralization Amount

*	For the initial distribution date, the initial Asset Balance as defined on page S-58 of the prospectus supplement

**	Amounts on Deposit in Trust Accounts for the Collection Period after Payment of Section XIII Items B through E for the Class A; Items B through G for the Class B; and Items B through I for the Class

XI. 2006-A            Cash Capitalization Account Triggers

	Cash Capitalization Account Balance as of Collection End Date	05/31/2006	$255,000,000.00
	Less: Excess of Trust fees & Note interest due over Available Funds	06/15/2006	1,774,363.74

	Cash Capitalization Account Balance (CI)*		$253,225,636.26

A	March 17, 2008 - December 15, 2008
	i 5.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$124,166,437.95
	ii Excess, CI over 5.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$129,059,198.32
	iii Release A(ii) excess to Collection Account?**	06/15/2006	DO NOT RELEASE

B	March 16, 2009 - December 15, 2009
	i 3.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$79,015,005.97
	ii Excess, CI over 3.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$174,210,630.29
	iii Release B(ii) excess to Collection Account?**	06/15/2006	DO NOT RELEASE

C	March 15, 2010 - September 15, 2010
	i 1.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$33,863,573.99
	ii Excess, CI over 1.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$219,362,062.27
	iii Release C(ii) excess to Collection Account?**	06/15/2006	DO NOT RELEASE

	Release from Cash Capitalization Account (R)*	06/15/2006	$0.00

*as defined under “Asset Balance” on page S-58 of the prospectus supplement

**determined based on a comparison of pool balances to notes outstanding and CI, along with certain loan portfolio characteristics, as outlined on pages S-37 through S-39 of the prospectus supplement

XII. 2006-A Principal Distribution Calculations

A	Priority Principal Payments (If Note Parity Triggers are not in effect, go to Regular Principal Distribution below):

	i	Is the Class A Note Parity Trigger in Effect?		No
	ii	Aggregate A Notes Outstanding	04/06/2006	$2,069,267,000.00
	iii	Asset Balance	05/31/2006	$2,270,301,466.32

	iv	First Priority Principal Distribution Amount	06/15/2006	$—
				—

	v	Is the Class B Note Parity Trigger in Effect?		No
	vi	Aggregate A and B Notes Outstanding	04/06/2006	$2,142,564,000.00
	vii	Asset Balance	05/31/2006	$2,270,301,466.32
	viii	First Priority Principal Distribution Amount	06/15/2006	$—

	ix	Second Priority Principal Distribution Amount	06/15/2006	$—
				—

	x	Is the Class C Note Parity Trigger in Effect?		No
	xi	Aggregate A, B and C Notes Outstanding	04/06/2006	$2,244,052,000.00
	xii	Asset Balance	05/31/2006	$2,270,301,466.32
	xiii	First Priority Principal Distribution Amount	06/15/2006	$—
	xiv	Second Priority Principal Distribution Amount	06/15/2006	$—

	xv	Third Priority Principal Distribution Amount	06/15/2006	$—

				—
B	Regular Principal Distribution
	i	Aggregate Notes Outstanding	04/06/2006	$2,244,052,000.00
	ii	Asset Balance	05/31/2006	$2,270,301,466.32
	iii	Specified Overcollateralization Amount	06/15/2006	$45,105,431.98
	iv	First Priority Principal Distribution Amount	06/15/2006	$—
	v	Second Priority Principal Distribution Amount	06/15/2006	$—
	vi	Third Priority Principal Distribution Amount	06/15/2006	$—
	vii	Regular Principal Distribution Amount		$18,855,965.66

C	Class A Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class A Notes Outstanding	04/06/2006	$2,069,267,000.00
	iii	Asset Balance	05/31/2006	$2,270,301,466.32
	iv	85% of Asset Balance	05/31/2006	$1,929,756,246.37
	v	Specified Overcollateralization Amount	06/15/2006	$45,105,431.98
	vi	Lesser of (iii) and (ii - iv)		$1,929,756,246.37
	vii	Class A Noteholders’ Principal Distribution Amt - Before the Stepdown Date		$18,855,965.66
	viii	Class A Noteholders’ Principal Distribution Amt - After the Stepdown Date		$—
	ix	Actual Principal Distribution Amount paid		$2,700,000.00
	x	Shortfall		$16,155,965.66

D	Class B Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class B Notes Outstanding	04/06/2006	$73,297,000.00
	iii	Asset Balance	05/31/2006	$2,270,301,466.32
	iv	89.875% of Asset Balance	05/31/2006	$2,040,433,442.86
	v	Specified Overcollateralization Amount	06/15/2006	$45,105,431.98
	vi	Lesser of (iii) and (ii - iv)		$2,040,433,442.86
	vii	Class B Noteholders’ Principal Distribution Amt - Before the Stepdown Date		$—
	viii	Class B Noteholders’ Principal Distribution Amt - After the Stepdown Date		$—

E	Class C Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class C Notes Outstanding	04/06/2006	$101,488,000.00
	iii	Asset Balance	05/31/2006	$2,270,301,466.32
	iv	97% of Asset Balance	05/31/2006	$2,202,192,422.33
	v	Specified Overcollateralization Amount	06/15/2006	$45,105,431.98
	vi	Lesser of (iii) and (ii - iv)		$2,202,192,422.33
	vii	Class C Noteholders’ Principal Distribution Amt - Before the Stepdown Date		$—
	viii	Class C Noteholders’ Principal Distribution Amt - After the Stepdown Date		$—

XIII. 2006-A            Waterfall for Distributions

				Remaining
				Funds Balance
A		Total Available Funds ( Sections III-L)	$44,402,139.65	$44,402,139.65

B		Primary Servicing Fees-Current Month plus any Unpaid	$1,114,822.55	$43,287,317.10

C		Quarterly Administration Fee plus any Unpaid	$20,000.00	$43,267,317.10

D	i	Gross Swap Payment due (Monthly Reset)	$16,610,791.54	$26,656,525.56
	ii	Gross Swap Payment due (Quarterly Reset)	$1,489,761.51	$25,166,764.05

E	i	Class A-1 Noteholders’ Interest Distribution Amount	$4,203,410.56	$20,963,353.49
	ii	Class A-2 Noteholders’ Interest Distribution Amount	$2,029,002.50	$18,934,350.99
	iii	Class A-3 Noteholders’ Interest Distribution Amount	$3,521,106.94	$15,413,244.05
	iv	Class A-4 Noteholders’ Interest Distribution Amount	$3,738,580.06	$11,674,663.99
	v	Class A-5 Noteholders’ Interest Distribution Amount	$7,147,194.44	$4,527,469.55
	vi	Swap Termination Fees	$0.00	$4,527,469.55

F		First Priority Principal Distribution Amount - Principal Distribution Account	$0.00	$4,527,469.55

G		Class B Noteholders’ Interest Distribution Amount	$749,807.95	$3,777,661.60

H		Second Priority Principal Distribution Amount - Principal Distribution Account	$0.00	$3,777,661.60

I		Class C Noteholders’ Interest Distribution Amount	$1,077,661.60	$2,700,000.00

J		Third Priority Principal Distribution Amount - Principal Distribution Account	$0.00	$2,700,000.00

K		Increase to the Specified Reserve Account Balance	$0.00	$2,700,000.00

L		Regular Principal Distribution Amount - Principal Distribution Account	$2,700,000.00	$0.00

M		Carryover Servicing Fees	$0.00	$0.00

N		Swap Termination Payments	$0.00	$0.00

O		Additional Principal Distribution Amount - Principal Distribution Account	$0.00	$0.00

P		Remaining Funds to the Certificateholders	$0.00	$0.00

XIV. 2006-A            Principal Distribution Account Allocations

				Remaining
				Funds Balance
A		Total from Collection Account	$2,700,000.00	$2,700,000.00

B	i	Class A-1 Principal Distribution Amount Paid	$2,700,000.00	$0.00
	ii	Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
	iii	Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
	iv	Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
	v	Class A-5 Principal Distribution Amount Paid	$0.00	$0.00

C		Class B Principal Distribution Amount Paid	$0.00	$0.00

D		Class C Principal Distribution Amount Paid	$0.00	$0.00

E		Remaining Class C Principal Distribution Amount Paid	$0.00	$0.00

F		Remaining Class B Principal Distribution Amount Paid	$0.00	$0.00

G	i	Remaining Class A-1 Principal Distribution Amount Paid	$0.00	$0.00
	ii	Remaining Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
	iii	Remaining Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
	iv	Remaining Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
	v	Remaining Class A-5 Principal Distribution Amount Paid	$0.00	$0.00

XV.      2006-A            Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B	Class C

	i	Quarterly Interest Due	$4,203,410.56	$2,029,002.50	$3,521,106.94	$3,738,580.06	$7,147,194.44	$749,807.95	$1,077,661.60
	ii	Quarterly Interest Paid	4,203,410.56	2,029,002.50	3,521,106.94	3,738,580.06	7,147,194.44	749,807.95	1,077,661.60

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	iv	Interest Carryover Due	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover Paid	0.00	0.00	0.00	0.00	0.00	0.00	0.00
	vi	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Distribution Amount	$18,855,965.66	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	2,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Shortfall	$16,155,965.66	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$6,903,410.56	$2,029,002.50	$3,521,106.94	$3,738,580.06	$7,147,194.44	$749,807.95	$1,077,661.60

B	Note Balances			04/06/2006	Paydown Factors	06/15/2006

	i	A-1 Note Balance	78443C CE 2	$434,000,000.00		$431,300,000.00
		A-1 Note Pool Factor		1.000000000	0.006221198	0.993778802

	ii	A-2 Note Balance	78443C CF 9	$207,000,000.00		$207,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443C CG 7	$355,000,000.00		$355,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443C CJ 1	$373,267,000.00		$373,267,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance		$700,000,000.00		$700,000,000.00
		A-5 Note Pool Factor		1.000000000	0.000000000	1.000000000

	vi	B Note Balance	78443C CM 4	$73,297,000.00		$73,297,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

	vii	C Note Balance	78443C CN 2	$101,488,000.00		$101,488,000.00
		C Note Pool Factor		1.000000000	0.000000000	1.000000000

XVI. 2006-A            Historical Pool Information

			4/6/06-5/31/06

Beginning Student Loan Portfolio Balance			$1,915,769,160.37

	Student Loan Principal Activity
	i	Principal Payments Received	$13,197,497.43
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	163.38
	iv	Seller Reimbursements	16,091.47

	v	Total Principal Collections	$13,213,752.28
	Student Loan Non-Cash Principal Activity
	i	Realized Losses/Loans Charged Off	$75,138.34
	ii	Capitalized Interest	(2,645,361.09)
	iii	Capitalized Insurance Fee	($217,553.10)
	iv	Other Adjustments	1,559.33

	v	Total Non-Cash Principal Activity	$(2,786,216.52)

(-)	Total Student Loan Principal Activity		$10,427,535.76

	Student Loan Interest Activity
	i	Interest Payments Received	$4,254,821.45
	ii	Repurchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	1.19
	iv	Seller Reimbursements	839.67
	v	Late Fees	31,849.87
	vi	Collection Fees	0.00

	viii	Total Interest Collections	$4,287,512.18
	Student Loan Non-Cash Interest Activity
	i	Realized Losses/Loans Charged Off	$4,389.26

	ii	Capitalized Interest	2,645,361.09
	iii	Other Interest Adjustments	372.16

	iv	Total Non-Cash Interest Adjustments	$2,650,122.51

	v	Total Student Loan Interest Activity	$6,937,634.69

(=)	Ending Student Loan Portfolio Balance		$1,905,341,624.61

(+)	Interest to be Capitalized		$111,734,205.45

(=)	TOTAL POOL		$2,017,075,830.06

(+)	Cash Capitalization Account Balance (CI)		$253,225,636.26

(=)	Asset Balance		$2,270,301,466.32

XVII. 2006-A            Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Jun-06	$2,017,075,830	4.15%

* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.